Summary of Liabilities for Variable Contract Guarantees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	$ 1,995,338	$ 388,015
Incurred guaranteed benefits	860,427	1,632,792
Paid guaranteed benefits	(36,877)	(25,469)
Ending balance	2,818,888	1,995,338
Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	86,422	67,937
Incurred guaranteed benefits	24,238	28,860
Paid guaranteed benefits	(13,633)	(10,375)
Ending balance	97,027	86,422
Guaranteed Minimum Income Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	152,779	166,333
Incurred guaranteed benefits	34,835	(8,003)
Paid guaranteed benefits	(11,149)	(5,551)
Ending balance	176,465	152,779
Guaranteed Minimum Accumulation Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	264,857	107,973
Incurred guaranteed benefits	122,095	166,427
Paid guaranteed benefits	(12,095)	(9,543)
Ending balance	374,857	264,857
Guaranteed Minimum Withdrawal Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	1,491,280	45,772
Incurred guaranteed benefits	679,259	1,445,508
Ending balance	$ 2,170,539	$ 1,491,280